DISCONTINUED OPERATIONS - Cash Flows Related to Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DISCONTINUED OPERATIONS
Receivables	$ 36,249	$ (101,766)
Prepaids and other	(165,252)	(138,254)
Inventories	(186,538)	(23,772)
Accounts payable and accrued expenses	(24,910)	1,242,108
Loss on disposal of segment	139,187
Discontinued Operations | Security Segment [Member]
DISCONTINUED OPERATIONS
Receivables	280,058	(2,201)
Prepaids and other	17,780	10,951
Depreciation and amortization	2,174	51,654
Capital expenditures		(2,556)
Accounts payable and accrued expenses	(86,796)	10,244
Customer deposits	(60,940)	(20,939)
Discontinued Operations | Consumer Goods Segment [Member]
DISCONTINUED OPERATIONS
Receivables	7,836	13,266
Prepaids and other	14,394	(14,394)
Depreciation and amortization		28,897
Capital expenditures		(114,384)
Accounts payable and accrued expenses	$ (71,340)	119,548
Customer deposits		(1,300)
Loss on disposal of segment		$ 232,521